Cash And Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Cash And Cash Equivalents and Restricted Cash[Abstract]
Restricted cash	$ 10,000	$ 0